Investment Strategy	Dec. 31, 2024
Empower SP 500 Index Fund
Prospectus [Line Items]
Strategy Narrative [Text Block]	The Fund is classified as a diversified investment company, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”). However, the Fund may become non-diversified under the 1940 Act without the approval of shareholders solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Benchmark Index. A non-diversified fund generally invests a greater portion of its assets in a limited number of issuers relative to a diversified fund.